Summary of Stock Option Activity (FY) (Details) - Equity Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Offsetting Assets [Line Items]
Number of Options, Outstanding, Balance	344,306	304,823
Weighted Average Exercise Price, Outstanding, Balance	$ 20.92	$ 28.66
Weighted Average Remaining Contractual Term (Years), Outstanding	6 years 4 months 20 days	7 years 6 months 14 days
Aggregate Intrinsic Value, Balance
Number of Options, Granted	0	118,472
Weighted Average Exercise Price, Granted		$ 3.98
Number of Options, Forfeited or expired	(93,409)	(78,965)
Weighted Average Exercise Price, Forfeited or expired	$ 5.54	$ 25.27
Number of Options, expired		(24)
Weighted Average Exercise Price, Forfeited or expired		$ 376.25
Number of Options, Outstanding, Balance	250,897	344,306
Weighted Average Exercise Price, Outstanding, Balance	$ 26.65	$ 20.92
Aggregate Intrinsic Value, Balance
Number of Options, Exercisable	241,413	206,695
Weighted Average Exercise Price, Outstanding, Exercisable	$ 27.45	$ 29.99
Weighted Average Remaining Contractual Term (Years), Exercisable	6 years 3 months 25 days	6 years 10 months 17 days
Aggregate Intrinsic Value, Exercisable